Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 101,719	$ 194,590
Impairment of long-lived assets	0	0
Employee benefits expenses	$ 78,685	$ 42,065
Ordinary shares	13,000
Diluted loss per share		0
Revenues	$ 2,328,526	$ 1,635,420
Accounts receivable	194,138	$ 264,749
Revenue Benchmark [Member]
Property, Plant and Equipment [Line Items]
Concentration		10.00%
Revenue Benchmark [Member] | Three Customer
Property, Plant and Equipment [Line Items]
Revenues	$ 652,478	$ 602,969
Concentration	28.00%	38.60%
Accounts receivable	$ 122,402	$ 151,389
Revenue Benchmark [Member] | Two Vendors [Member]
Property, Plant and Equipment [Line Items]
Revenues	$ 108,512	$ 87,439
Concentration	73.60%	86.40%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Value added tax rate	9.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Value added tax rate	13.00%